TAXES - Reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
(Loss) income before income tax	$ (1,673,735)	$ 140,988	$ (1,619,040)
Computed income tax expense (benefit) with statutory income tax rate	(418,434)	35,247	(404,760)
Effect of tax holiday and preferential tax rate	25,045	21,841	0
Effect of tax exemption for unrecovered expenditures on TAC operations	251,378	(217,714)	485,712
Change in valuation allowance	52,945	23,950	0
Total income tax provision	0	0	0
Other jurisdictions
Income Tax Disclosure [Line Items]
Effect of different tax rates	130,962	100,390	0
TAC operations
Income Tax Disclosure [Line Items]
Effect of different tax rates	$ (41,896)	$ 36,286	$ (80,952)